INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of INVENTORIES [Abstract]
Disclosure of detailed information about inventory [Text Block]
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Raw materials	15,738	20,896
Work in progress	1,526	5,206
Finished goods	110,082	165,565
	127,346	191,667

Disclosure of detailed information of inventories recognised as expense and included in profit or loss [Text Block]
The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	443,382	774,171	748,778
Write down (reversal) of inventories (included in cost of sales)	55,973	(2,733)	75,078
	499,355	771,438	823,856